LOANS - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) loans	Dec. 31, 2020 USD ($) loans	Dec. 31, 2019 USD ($) loans	Dec. 31, 2018 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Restructured Loans | loans	150	155	157
Total restructured loans	$ 27,600	$ 21,800	$ 30,000
Restructured Loans, Accrual Status	11,600	7,100	11,400
Restructured Loans, Nonaccrual Status	16,000	14,700	18,500
Financing Receivable, Troubled Debt Restructuring, Commitment to Lend	200	300		$ 2,500
Restructured Loans, Allowance for Loan and Lease Losses Included in Reserves	6,300	8,800
Restructured Loans, Portion Determined to be Uncollectible	1,700	1,700	2,600
Accruing TDRs performing in accordance with restructured terms for more than one year	5,000	5,000
Real Estate Acquired Through Foreclosure	98	1,287	$ 2,033	$ 1,401
Paycheck Protection Program Amount of Funding		594,600
Unearned fees		13,700
Loans and Leases Receivable, Net of Deferred Income	9,288,299	9,900,970
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Amount	16,500	320,200
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Paycheck Protection Program Amount of Funding	55,600
Unearned fees	2,600
Loans and Leases Receivable, Net of Deferred Income	2,720,028	3,007,509
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	$ 8,305	11,601
Financing Receivable, Modifications, Number of Contracts | loans	17
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	$ 17,362	$ 45,456
Financing Receivable, Modifications, Number of Contracts | loans	7	8
Lease financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	$ 203
Lease financing | Summit Funding Group, Inc.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	$ 42,300